Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Jan. 02, 2025	Sep. 11, 2024	Jun. 30, 2026	Jul. 04, 2023	Jul. 03, 2023
Organization and Principal Activities [Line Items]
Incorporation date			Jun. 12, 2023
American Depositary Shares [Member]
Organization and Principal Activities [Line Items]
Net proceed from initial public offering		$ 5.6
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of shares	99,000,000
QZT [Member]
Organization and Principal Activities [Line Items]
Acquired equity interests					100.00%
Trident [Member]
Organization and Principal Activities [Line Items]
Acquired equity interests				100.00%
Initial Public Offering [Member]
Organization and Principal Activities [Line Items]
Net proceed from initial public offering		$ 5.6
Initial Public Offering [Member] | American Depositary Shares [Member]
Organization and Principal Activities [Line Items]
Number of shares		1,800,000
Price per share		$ 5
Offering size		$ 9.0
Initial Public Offering [Member] | Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of shares		14,400,000